NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	Mar. 31, 2021 USD ($) customer segment item	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment customer	Dec. 31, 2019 USD ($) customer	May 31, 2020 ft²
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Number of operating segments | segment			2		3
Net loss			$ (2,359,068)	$ (2,014,179)	$ (7,679,692)	$ (15,483,797)
Accumulated deficit			(77,310,504)		(74,951,436)	(67,271,744)
Cash, cash equivalents, and short-term and long-term investments			800,000	$ 1,000,000.0	1,000,000.0	400,000
Cash received from the issuance of a convertible note offering	$ 2,300,000	$ 1,700,000
Cash and cash equivalents			$ 5,401		5,551	102,604
Tax positions, uncertain					0	$ 0
Long-term contract liabilities					$ 0
Number of dispensaries | item			3
Building [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Property, plant and equipment, estimated useful lives					30 years
Leasehold Improvements [Member] | Minimum
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Property, plant and equipment, estimated useful lives					10 years
Furniture, fixtures and equipment [Member] | Minimum
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Property, plant and equipment, estimated useful lives					1 year
Furniture, fixtures and equipment [Member] | Maximum
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Property, plant and equipment, estimated useful lives					15 years
Next Big Crop [Member] | Revenue Benchmark | Customer Concentration Risk
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Concentration risk, percentage			69.00%	73.00%	62.00%	59.00%
Number of customers			3	3	4	3
SevenFive Farm | Cultivation segment [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Leased space (in sq ft) | ft²							17,000
SevenFive Farm | Cultivation segment [Member] | Revenue Benchmark | Customer Concentration Risk
NATURE OF OPERATIONS, HISTORY AND PRESENTATION
Concentration risk, percentage			18.00%		28.00%
Number of customers | customer			1		2